Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases
The Company has operating leases for corporate offices, warehouse facilities, research and development and other operating facilities, an aircraft, and other operating assets. The Company has finance leases for vehicles, office equipment and other warehouse equipment. The leases have remaining terms of 1 year to 9 years, some of which include options to extend the leases for up to 10 years, and some of which include options to terminate the leases within 1 year.
The components of lease expense were as follows (in thousands):

Year ended December 31,
2019
Operating lease cost	$16,323

Finance lease cost:
Amortization of right-of-use assets	$5,533
Interest on lease liabilities	730
Total finance lease cost	$6,263

Supplemental cash flow information related to leases was as follows (in thousands):

Year ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(16,713)
Operating cash flows from finance leases	(730)
Financing cash flows from finance leases	(9,781)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,423
Finance leases	8,728

Supplemental balance sheet information related to leases was as follows (in thousands, except lease term and discount rate):

Year ended December 31,
2019
Operating Leases
Operating lease right-of-use assets	$65,320

Current operating lease liabilities	$11,640
Operating lease liabilities	63,477
Total operating lease liabilities	$75,117

Finance Leases
Property, plant and equipment, gross	$47,175
Accumulated depreciation	(22,827)
Property, plant and equipment, net	$24,348

Current finance lease liabilities	$7,708
Finance lease liabilities	5,474
Total finance lease liabilities	$13,182

Weighted Average Remaining Lease Term
Operating leases	6 years
Finance leases	1.7 years
Weighted Average Discount Rate
Operating leases	7%
Finance leases	4%

Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2020	$17,044	$8,202
2021	16,123	3,249
2022	14,882	2,190
2023	14,534	3
2024	14,521	—
Thereafter	17,744	—
Total lease payments	94,848	13,644
Less imputed interest	(19,731)	(462)
Total	$75,117	$13,182

Leases
Leases
The Company has operating leases for corporate offices, warehouse facilities, research and development and other operating facilities, an aircraft, and other operating assets. The Company has finance leases for vehicles, office equipment and other warehouse equipment. The leases have remaining terms of 1 year to 9 years, some of which include options to extend the leases for up to 10 years, and some of which include options to terminate the leases within 1 year.
The components of lease expense were as follows (in thousands):

Year ended December 31,
2019
Operating lease cost	$16,323

Finance lease cost:
Amortization of right-of-use assets	$5,533
Interest on lease liabilities	730
Total finance lease cost	$6,263

Supplemental cash flow information related to leases was as follows (in thousands):

Year ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(16,713)
Operating cash flows from finance leases	(730)
Financing cash flows from finance leases	(9,781)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,423
Finance leases	8,728

Supplemental balance sheet information related to leases was as follows (in thousands, except lease term and discount rate):

Year ended December 31,
2019
Operating Leases
Operating lease right-of-use assets	$65,320

Current operating lease liabilities	$11,640
Operating lease liabilities	63,477
Total operating lease liabilities	$75,117

Finance Leases
Property, plant and equipment, gross	$47,175
Accumulated depreciation	(22,827)
Property, plant and equipment, net	$24,348

Current finance lease liabilities	$7,708
Finance lease liabilities	5,474
Total finance lease liabilities	$13,182

Weighted Average Remaining Lease Term
Operating leases	6 years
Finance leases	1.7 years
Weighted Average Discount Rate
Operating leases	7%
Finance leases	4%

Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2020	$17,044	$8,202
2021	16,123	3,249
2022	14,882	2,190
2023	14,534	3
2024	14,521	—
Thereafter	17,744	—
Total lease payments	94,848	13,644
Less imputed interest	(19,731)	(462)
Total	$75,117	$13,182